PGIM Jennison Growth Fund Investment Strategy - PGIM Jennison Growth Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks investments whose prices will increase over the long term. The subadviser normally invests at least 65% of the Fund’s total assets in equity and equity-related securities of companies that exceed $1 billion in market capitalization at the time of investment and that it believes have above-average growth prospects. These companies are generally considered medium- to large-capitalization companies. They tend to have a unique market niche, a strong new product profile or superior management. Equity-related securities in which the Fund primarily invests are common stocks, nonconvertible preferred stocks and convertible securities. The remainder of the Fund’s portfolio may be invested in securities with market capitalizations below $1 billion, non-U.S. securities, cash, money market instruments, U.S. Government and agency securities, fixed income obligations, and mortgage-related securities. In deciding which stocks to buy, the subadviser uses what is known as a growth investment style. This means that the subadviser invests in stocks it believes could experience superior sales or earnings growth, or high returns on equity and assets. To identify above-average growth prospects, the subadviser conducts research to determine company, industry and sector fundamentals and prospects over intermediate and longer terms, projecting how industries and businesses will change over time. The subadviser generally bases its belief on proprietary forecasts of each company’s potential earnings growth for periods greater than one year. To gain an in-depth understanding, the subadviser meets with company senior management, customers, suppliers, and competitors. The subadviser also builds fundamental outlooks and earnings models after scrutinizing financial statements. The subadviser considers selling or reducing a stock position when, in its opinion, the issuing company’s revenue, earnings, or other business fundamental metrics have been lower than expected; it has reached an intermediate-term price objective and its outlook no longer seems sufficiently promising; a relatively more attractive stock emerges; or the stock has experienced adverse price movement. The Fund may invest in non-U.S. equity securities including stocks and other equity-related securities. The Fund may invest up to 35% of its total assets in non-U.S. securities. At times, the Fund may have a significant portion of its assets invested in the same economic sector.